CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenue	$ 2,001,332	$ 2,090,386
Costs and expenses:
Direct costs	1,442,679	1,471,367
Selling, general and administrative	198,384	177,350
Depreciation and amortization	95,958	149,181
Transaction and integration related	5,404	6,991
Restructuring	39,346	0
Total costs and expenses	1,781,771	1,804,889
Income from operations	219,561	285,497
Interest income	1,802	1,930
Interest expense	(47,609)	(71,665)
Income before income tax expense	173,754	215,762
Income tax expense	(19,603)	(28,324)
Net income	$ 154,151	$ 187,438
Net income per ordinary share:
Basic (in USD per share)	$ 1.91	$ 2.27
Diluted (in USD per share)	$ 1.90	$ 2.25
Weighted average number of ordinary shares outstanding:
Basic (in shares)	80,552,734	82,579,203
Diluted (in shares)	80,924,355	83,249,303